THIS FILING ADDS PREVIOUSLY CONFIDENTIAL POSITIONS TO THE FORM 13F FOR THE QUARTER ENDED MARCH 31, 2008.



                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  March 31, 2008
                                                ------------------


Check here if Amendment [ x ]; Amendment Number:     1
                                                 --------------

         This Amendment (Check only one.):  [ ] is a restatement.
                                            [x] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:             Satellite Asset Management, L.P.
Address:          623 Fifth Avenue, 19th Floor
                  New York, NY  10022

Form 13F File Number:  028-05307

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:             Simon Raykher
Title:            General Counsel
Phone:            (212) 209-2060

Signature, Place, and Date of Signing:

/s/ Simon Raykher               New York, New York           August 8, 2008
-------------------------       ---------------------        -----------------
[Signature]                     [City, State]                [Date]

Report Type (Check only one.):

[x]   13F HOLDINGS REPORT.      (Check here if all holdings of this reporting
      manager are reported in this report.)

[ ]   13F NOTICE.              (Check here if no holdings  reported  are in
      this report,  and all holdings are reported by other reporting manager(s).

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F Summary Page



Report Summary:

Number of Other Included Managers:                          0
                                                   ----------
Form 13F Information Table Entry Total:                     8
                                                   ----------
Form 13F Information Table Value Total:           $   445,007
                                                  -----------
                                                  (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

          NONE

					Form 13F Information Table
                                        Satellite Asset Management, L.P.
                                        For Quarter Ended March 31, 2008


                                                                Market     Share/                               Vtng     Vtng  Vtng
                                                                Value      Prn       SH/  Put/ Invstmnt  Other  Authr    Authr Authr
Name of Issuer                    Title of Class     Cusip     x 1000      Amt       PRN  Call Dscrtion  Mngr   Sole     Shrd  None
----------------------------      --------------    ---------  --------   ---------  ---  ---- --------  ----- --------- ----- ----
CLEAR CHANNEL COMMUNICATIONS      CALL              184502902   $59,588   2,039,300  SH   Call   SOLE          2,039,300
CLEAR CHANNEL COMMUNICATIONS      COM               184502102  $190,976   6,535,800  SH          SOLE          6,535,800
NAVTEQ CORP                       PUT               63936L950   $13,600     200,000  SH   Put    SOLE            200,000
NAVTEQ CORP                       COM               63936L100   $61,778     908,500  SH          SOLE            908,500
PENN NATL GAMING INC              CALL              707569909    $5,099     116,600  SH   Call   SOLE            116,600
PENN NATL GAMING INC              COM               707569109   $99,168   2,267,745  SH          SOLE          2,267,745
TAKE-TWO INTERACTIVE SOFTWAR      COM               874054109   $10,208     400,000  SH          SOLE            400,000
TRANE INC                         COM               892893108    $4,590     100,000  SH          SOLE            100,000


REPORT SUMMARY: 8 Securities                           Total        $445,007